Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Preferred Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Preferred Stock
8.	Preferred Stock
The Company’s board of directors is authorized, without action by its stockholders, to designate and issue up to 10,000,000 shares of preferred stock in one or more series, and to fix the voting rights, designations, powers, preferences, the relative, participating, optional or other special rights, if any, and any qualifications, limitations and restrictions thereof, applicable to the shares of any series of preferred stock that they may designate in the future.

There were no series of preferred stock designated and no
 shares of preferred stock issued or outstanding at September 30, 2022 and December 31, 2021.

10.	Preferred Stock
There were no series of preferred stock designated and no shares issued or outstanding at December 31, 2021 and 2020.
The Company’s board of directors is authorized, without action by its stockholders, to designate and issue up to 10,000,000 shares of preferred stock in one or more series, and to fix the voting rights, designations, powers, preferences, the relative, participating, optional or other special rights, if any, and any qualifications, limitations and restrictions thereof, applicable to the shares of any series of preferred stock that they may designate in the future.